Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 1,527	$ 354
Restricted cash equivalents		1,000
Available-for-sale securities		26
Accounts receivable, net of allowance for doubtful accounts of $0 and $3 at December 31, 2018 and 2017, respectively	2	27
Inventories, net	98	1,025
Prepaid expenses	538	1,002
Other current assets	55	9
Held for sale assets	65
Total current assets	2,285	3,443
Property and equipment, net	129	376
Intangible assets, net	3,902	5,076
Other assets, net	15	15
Total assets	6,331	8,910
CURRENT LIABILITIES:
Accounts payable	655	678
Accrued expenses:
Salaries and wages	122	376
Professional fees	493	2,054
Other accrued expenses	563	238
Related party note payable, current portion	37	294
Secured note payable	2,400
Lease payable, current portion	86
Deferred revenue		19
Total current liabilities	4,356	3,659
LONG-TERM LIABILITES:
Secured contingent payment obligation	25,557	15,896
Convertible notes, net	837
Related party note payable, net of current portion	799	531
Lease payable, net of current portion	91
Other long term liabilities	1	68
Total long-term liabilities	27,285	16,495
Total liabilities	31,641	20,154
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' DEFICIT:
Common stock, $.01 par value, 75,000 and 30,000 shares authorized, 28,677 and 21,222 issued and outstanding at December 31, 2018 and 2017, respectively	287	212
Warrants outstanding	1,810	826
Additional paid-in capital	364,885	359,141
Accumulated deficit	(392,292)	(371,423)
Total shareholders' deficit	(25,310)	(11,244)
Total liabilities and shareholders' deficit	$ 6,331	$ 8,910